Employees Benefits (Details 7) - Number	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.61%	9.61%
Inflation rate	3.50%	3.50%
Medical inflation	6.60%	6.60%
Number of active participants		1,015
Number of assisted beneficiary participants	1,189	1,415
Medical Plan [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of turnover - BRF's historical	AT-2000 Basic by gender	AT-2000 Basic by gender
Medical Plan [Member] | Schedule Of Turnover [Member]
IfrsStatementLineItems [Line Items]
Schedule of turnover - BRF's historical	2024	2023
FGTS Penalty [Member]
IfrsStatementLineItems [Line Items]
Discount rate	10.61%	9.42%
Inflation rate	3.50%	3.50%
Wage growth rate	3.50%	3.50%
F.G.T.S. balance growth	3.50%	3.41%
Number of active participants	93,575	92,120
Number of assisted beneficiary participants
FGTS Penalty [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of turnover - BRF's historical	AT-2000 Basic by gender	AT-2000 Basic by gender
FGTS Penalty [Member] | Schedule Of Disability Entry [Member]
IfrsStatementLineItems [Line Items]
Disability entry schedule	Vindas Álvaro's attenuated 30%	Vindas Álvaro's attenuated 30%
FGTS Penalty [Member] | Schedule Of Turnover [Member]
IfrsStatementLineItems [Line Items]
Schedule of turnover - BRF's historical	2024	2023
Others [Member]
IfrsStatementLineItems [Line Items]
Discount rate	10.61%	13.77%
Inflation rate	3.50%	11.75%
Wage growth rate	3.50%	8.34%